Finance Income (Details) - Schedule of finance income - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Schedule of finance income [Abstract]
Interest on term deposits	S/ 1,014	S/ 1,111	S/ 1,342
Interest on accounts receivable	715	745	954
Credit value adjust on cross currency swaps	99		3,307
Other finance income	748	511	239
Total finance income	S/ 2,576	S/ 2,367	S/ 5,842